ACCOUNTS RECEIVABLE, NET - Power Supply (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CUSTOMERS RECEIVABLE, NET
Definitive write-off	R$ 33,249	R$ 66,952
Total provisioned as allowance for the estimated credit loss	2,542,341	R$ 2,700,212	R$ 1,668,710	R$ 2,635,209
Amazonas Energia
CUSTOMERS RECEIVABLE, NET
Total provisioned as allowance for the estimated credit loss	R$ 929,640		R$ 886,257